Impairment testing of intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2025
Impairment testing of intangible assets with indefinite useful lives.
Summary of the intangible assets with indefinite useful lives

	At December 31, 2025
					Long-term
				WACC	growth
(Euro thousands)	Goodwill	Brands	Total	(bps)	rate (bps)
Lanvin	—	48,899	48,899	1,333	184
Wolford	11,701	37,856	49,557	1,274	308
St. John	11,691	30,271	41,962	1,297	285
Sergio Rossi	—	3,301	3,301	1,559	196
Total	23,392	120,327	143,719

	At December 31, 2024
					Long-term
				WACC	growth
(Euro thousands)	Goodwill	Brands	Total	(bps)	rate (bps)
Lanvin	14,723	100,906	115,629	1,337	184
Wolford	11,701	37,856	49,557	1,292	308
St. John	11,691	30,271	41,962	1,457	288
Sergio Rossi	—	3,301	3,301	1,812	196
Total	38,115	172,334	210,449